PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure

Prepaid expenses and other currents assets consisted of:

	December 31, 2014	December 31, 2013
Rent	$—	$3,962
Directors & officers insurance	31,491	—
Professional fees	10,000	52,739
Other vendors	24,729	32,540
Prepaid expenses and other current assets	$66,220	$89,241